Noncontrolling Interest (Details)	Sep. 30, 2020 shares
HoldCo Units
Noncontrolling Interest [Line Items]
Number of shares held	160,755,779
HoldCo Units | OpCo Units
Noncontrolling Interest [Line Items]
Number of shares held	164,963,877
Ownership interest (as a percent)	41.00%